Principal Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2019 and June 30, 2020:

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	32,000	32,000

	As of June 30, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	1,926	1,926

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2018 and 2019:

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non- observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Other financial assets	—	—	255,958	255,958

Liabilities:
Warrant liabilities	—	—	5,618	5,618

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non- observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	32,000	32,000

The roll forward of major Level 3 financial assets and financial liability are as follows:

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability
The roll forward of major Level 3 financial assets are as follows:

Short-term investments
Fair value of Level 3 financial asset as of December 31, 2019	32,000
Purchase of short-term investments	113,022
Disposal of short-term investments	(143,511)
Fair value changes	415

Fair value of Level 3 financial asset as of June 30, 2020	1,926

	Short-term investments	Other financial assets	Warrant liabilities
Fair value of Level 3 financial asset and liability as of December 31, 2017	—	266,245	(65,832)
Investment in other financial assets	—	30,000	—
Disposal of other financial assets	—	(40,000)	—
Fair value change	—	13,622	61,405
Exercise of warrants	—	—	1,314
Income received from other financial assets	—	(13,909)	—
Currency translation differences	—	—	(2,505)

Fair value of Level 3 financial asset and liability as of December 31, 2018	—	255,958	(5,618)
Purchase of short-term investments	134,000	—	—
Disposal of short-term investments	(102,703)	—	—
Disposal of other financial assets due to Termination Agreement (Note 4)	—	(256,000)	—
Fair value changes	703	42	5,644
Currency translation differences	—	—	(26)

Fair value of Level 3 financial assets and liability as of December 31, 2019	32,000	—	—

Summary of Estimated Useful Lives
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Laboratory equipment	3 to 5 years
Software	2 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Laboratory equipment	3 to 5 years
Software	2 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term